Nov. 25, 2015

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 25, 2015

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A AND SCHEDULE B

The following text replaces any information to the contrary in the Summary Prospectus, Prospectus and Statement of Additional Information for each of the funds listed in Schedule A:

As of December 1, 2015, sales charges on Class A shares will be waived for LMIS Accounts. LMIS Accounts are accounts held by investors where Legg Mason Investor Services, LLC is the broker-dealer of record.

Effective December 1, 2015, no Class C and, as applicable, Class C1 and Class P shares will be available for purchase or incoming exchanges by LMIS Accounts, except in connection with dividend reinvestments.

On or about March 1, 2016, any Class C, Class C1 and Class P shares held by LMIS Accounts will be converted to Class A shares. After that date, LMIS Accounts will not be eligible to hold shares of these classes. There will be no sales charges or fees imposed in connection with these conversions.

These changes have no effect on fund shares held outside of LMIS Accounts.

The following text replaces any information to the contrary in the Summary Prospectus, Prospectus and Statement of Additional Information for each of the funds listed in Schedule B:

On or about March 1, 2016, any Class C, Class C1 and Class P shares held by LMIS Accounts will be converted to Class A shares. After that date, LMIS Accounts will not be eligible to hold shares of these classes. There will be no sales charges or fees imposed in connection with these conversions.

LMIS Accounts are accounts held by investors where Legg Mason Investor Services, LLC is the broker-dealer of record.

These changes have no effect on Class C shares held outside of LMIS Accounts.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge Global Growth Trust	March 1, 2015
ClearBridge Small Cap Fund	March 1, 2015
ClearBridge Value Trust	March 1, 2015
Legg Mason BW Absolute Return Opportunities Fund	March 1, 2015
Legg Mason BW Alternative Credit Fund	March 1, 2015
Legg Mason BW Diversified Large Cap Value Fund	February 1, 2015
Legg Mason BW Dynamic Large Cap Value Fund	October 31, 2014
Legg Mason BW Global High Yield Fund	March 1, 2015
Legg Mason BW Global Opportunities Bond Fund	May 1, 2015
Legg Mason BW International Opportunities Bond Fund	May 1, 2015
Martin Currie Emerging Markets Fund	May 29, 2015
Miller Income Opportunity Trust	February 1, 2015
QS Batterymarch Emerging Markets Fund	February 1, 2015
QS Batterymarch International Equity Fund	February 1, 2015
QS Batterymarch U.S. Small-Capitalization Equity Fund	May 1, 2015
QS Legg Mason Strategic Real Return Fund	February 1, 2015

LEGG MASON INVESTMENT TRUST
Legg Mason Opportunity Trust	May 1, 2015

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 29, 2014
ClearBridge All Cap Value Fund	February 1, 2015
ClearBridge Appreciation Fund	March 1, 2015
ClearBridge Dividend Strategy Fund	May 1, 2015
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2015
ClearBridge International Small Cap Fund	February 1, 2015
ClearBridge International Value Fund	March 1, 2015
ClearBridge Large Cap Growth Fund	March 31, 2015
ClearBridge Large Cap Value Fund	March 1, 2015
ClearBridge Mid Cap Core Fund	March 1, 2015
ClearBridge Mid Cap Growth Fund	March 1, 2015
ClearBridge Select Fund	March 1, 2015
ClearBridge Small Cap Growth Fund	March 1, 2015
ClearBridge Small Cap Value Fund	February 1, 2015
ClearBridge Sustainability Leaders Fund	March 31, 2015
ClearBridge Tactical Dividend Income Fund	March 1, 2015
Permal Alternative Core Fund	May 1, 2015
Permal Alternative Select Fund	March 1, 2015
QS Batterymarch Global Dividend Fund	April 10, 2015
QS Batterymarch Global Equity Fund	March 1, 2015
QS Batterymarch International Dividend Fund	February 1, 2015
QS Batterymarch U.S. Large Cap Equity Fund	March 31, 2015
QS Legg Mason Conservative Growth Fund	June 1, 2015
QS Legg Mason Defensive Growth Fund	June 1, 2015
QS Legg Mason Dynamic Multi-Strategy Fund	June 1, 2015
QS Legg Mason Growth Fund	June 1, 2015
QS Legg Mason Moderate Growth Fund	June 1, 2015

LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2015
Western Asset California Municipals Fund	June 30, 2015
Western Asset Corporate Bond Fund	May 1, 2015
Western Asset Emerging Markets Debt Fund	June 30, 2015
Western Asset Global High Yield Bond Fund	May 1, 2015
Western Asset Global Strategic Income Fund	November 25, 2015
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2015
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2015
Western Asset Intermediate-Term Municipals Fund	August 1, 2015
Western Asset Managed Municipals Fund	June 30, 2015
Western Asset Massachusetts Municipals Fund	March 31, 2015
Western Asset Mortgage Backed Securities Fund	May 1, 2015
Western Asset Municipal High Income Fund	November 25, 2015
Western Asset New Jersey Municipals Fund	August 1, 2015
Western Asset New York Municipals Fund	August 1, 2015
Western Asset Oregon Municipals Fund	September 1, 2015
Western Asset Pennsylvania Municipals Fund	August 1, 2015
Western Asset Short Duration High Income Fund	November 25, 2015
Western Asset Short Duration Municipal Income Fund	February 27, 2015
Western Asset Short-Term Bond Fund	May 1, 2015

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2015
Western Asset Core Plus Bond Fund	May 1, 2015
Western Asset Enhanced Equity Fund	May 1, 2015
Western Asset Global Government Bond Fund	September 30, 2015
Western Asset High Yield Fund	September 30, 2015
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2015
Western Asset Intermediate Bond Fund	September 30, 2015
Western Asset Macro Opportunities Fund	March 1, 2015
Western Asset Total Return Unconstrained Fund	September 30, 2015
SCHEDULE B

Fund	Date of Summary Prospectus (Class A, B, C), Prospectus (Class A, B, C) and Statement of Additional Information
LEGG MASON PARTNERS MONEY MARKET TRUST
Western Asset Liquid Reserves	December 29, 2014
Western Asset Tax Free Reserves	December 29, 2014